Subsequent Events - Additional Information (Details)		12 Months Ended
	Apr. 30, 2025 USD ($) OceanShips Berth m³	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 01, 2025 m³
Disclosure of non-adjusting events after reporting period [line items]
Contractual payments for the initial term of nine seasons		$ 22,000,000	$ 24,900,000
Ocean Ships Scheduled for Delivery in 2031 | Ship Building Contract
Disclosure of non-adjusting events after reporting period [line items]
Delivery period	2031
Ocean Ships Scheduled for Delivery in 2033 | Option Agreements
Disclosure of non-adjusting events after reporting period [line items]
Number of additional ocean ships | OceanShips	2
Delivery period	2033
Contract Prices | Contracts for Portion of River Fuel Usage in Europe for 2026 Season
Disclosure of non-adjusting events after reporting period [line items]
Remaining portions of contracts for river fuel usage | m³	20,000			20,000
Contract Prices | Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Fixed contract prices per 100 liters excluding taxes	$ 60.3
Contract Prices | Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Fixed contract prices per 100 liters excluding taxes	$ 74.2
Charter Agreement | River Vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of berths | Berth	80
Contractual payments for the initial term of nine seasons	$ 29,200,000